Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,465,000
Previously Paid Amount	0.00
Total Fee Amount	4,511.09
Total Offset Amount	0.00
Net Fee	4,511.09
Narrative - Max Aggregate Offering Price	$ 29,465,000
Final Prospectus	true